Schedule of Financing Debt (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt instrument, maturity date, description	April 25, 2023 thru January 25, 2027 [1]	April 25, 2023 thru January 25, 2027 [2]
Interest rate	12% thru 15%	12% thru 15

[1]	Due to event of default- the entire NYDIG Financing became current, see note below.
[2]	Due to event of default- the entire NYDIG Financing became current, see note below.